Unaudited Interim Consolidated Statement of Financial Position - EUR (€) € in Millions	Jun. 30, 2018	Dec. 31, 2017
Current assets
Cash and cash equivalents	€ 166	€ 269
Trade receivables and other	656	419
Inventories	745	643
Other financial assets	35	69
Total current assets	1,602	1,400
Non-current assets
Property, plant and equipment	1,545	1,517
Goodwill	414	403
Intangible assets	68	68
Investments accounted for under the equity method	1	1
Deferred income tax assets	159	164
Trade receivables and other	48	48
Other financial assets	85	110
Total non-current assets	2,320	2,311
Total Assets	3,922	3,711
Current liabilities
Trade payables and other	1,096	930
Borrowings	130	106
Other financial liabilities	28	23
Income tax payable	10	11
Provisions	40	40
Total current liabilities	1,304	1,110
Non-current liabilities
Trade payables and other	40	54
Borrowings	2,054	2,021
Other financial liabilities	29	43
Pension and other post-employment benefit obligations	643	664
Provisions	96	113
Deferred income tax liabilities	28	25
Total non-current liabilities	2,890	2,920
Total Liabilities	4,194	4,030
Equity
Share capital	3	3
Share premium	420	420
Retained deficit and other reserves	(703)	(750)
Equity attributable to equity holders of Constellium	(280)	(327)
Non-controlling interests	8	8
Total Equity	(272)	(319)
Total Equity and Liabilities	€ 3,922	€ 3,711